Investment in Affiliated Company, Net - Summary of Observable Inputs Used in Valuatiom of Option Transaction Asset (Details) - $ / shares	Feb. 27, 2019	Dec. 31, 2019
Share price		$ 0.04
Option Transaction Asset [Member] | Level 3 [Member]
Share price	$ 5,385
Exercise price	$ 5,423
Expected term	1 month 27 days
Option Transaction Asset [Member] | Level 3 [Member] | Expected Volatility [Member]
Fair value measurement input percentage	137.20%
Option Transaction Asset [Member] | Level 3 [Member] | Risk Free Interest Rate [Member]
Fair value measurement input percentage	2.44%
Option Transaction Asset [Member] | Level 3 [Member] | Dividend Yeild [Member]
Fair value measurement input percentage	0.00%